Closure and Rehabilitation Provisions - Additional Information (Detail) - Closure and rehabilitation provisions [member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 318	$ 132
Percentage of reasonably possible decrease in real discount rates	0.50%
Increase in closure and rehabilitation provision due to reasonably possible decrease in real discount rates	$ 618
Increase in depreciation expense due to reasonably possible decrease in real discount rates	$ 42
Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life	1 year
Top of range [member]
Disclosure of other provisions [line items]
Remaining production life	98 years
Weighted average [member]
Disclosure of other provisions [line items]
Remaining production life	32 years
Closed sites [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 251	$ (21)	$ 33
Increase in income statement charge due to reasonably possible decrease in real discount rates	94
Operating sites [member]
Disclosure of other provisions [line items]
Increase in property, plant and equipment due to reasonably possible decrease in real discount rates	$ 524